Financial Risk Management - Summary of Sensitivity of Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments carrying value [line items]
Financial assets	£ 1,515	£ 1,310
Cash and cash equivalents	543	312
Derivative financial instruments	(7)	5
Financial liabilities	(1,825)	(1,578)
Investment in finance lease receivable	83	100
Total financial instruments	(310)	(268)
Impact of 1% increase in interest rates	4	17
Impact of 1% decrease in interest rates	(4)	(17)
Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(17)	(32)
Impact of 10% weakening in exchange rates	25	52
Investments in unlisted securities [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	141	143
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Investments in unlisted securities [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(10)	(10)
Impact of 10% weakening in exchange rates	12	12
Other receivable [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	12	12
Other receivables	12
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Other receivable [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(1)	(1)
Impact of 10% weakening in exchange rates	1	1
Cash and cash equivalents [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	543	312
Cash and cash equivalents	543	312
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Cash and cash equivalents [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(32)	(24)
Impact of 10% weakening in exchange rates	40	30
Derivative financial instruments [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	51	48
Derivative financial instruments	(7)	5
Impact of 1% increase in interest rates	4	15
Impact of 1% decrease in interest rates	(4)	(15)
Derivative financial instruments [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	22	(5)
Impact of 10% weakening in exchange rates	(24)	19
Bonds [member]
Disclosure of financial instruments carrying value [line items]
Financial liabilities	(955)	(611)
Impact of 1% increase in interest rates	0	2
Impact of 1% decrease in interest rates	0	(2)
Bonds [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	23	24
Impact of 10% weakening in exchange rates	(28)	(29)
Other borrowings [member]
Disclosure of financial instruments carrying value [line items]
Other borrowings	(517)	(550)
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Other borrowings [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	19	21
Impact of 10% weakening in exchange rates	(23)	(26)
Investment in finance lease receivable [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	83	100
Investment in finance lease receivable	83	100
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Investment in finance lease receivable [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(8)	(9)
Impact of 10% weakening in exchange rates	9	11
Deferred and contingent consideration [member]
Disclosure of financial instruments carrying value [line items]
Financial liabilities	(22)	(57)
Deferred and contingent consideration	(22)	(57)
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Deferred and contingent consideration [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	2	3
Impact of 10% weakening in exchange rates	(2)	(4)
Other net financial assets [member]
Disclosure of financial instruments carrying value [line items]
Other net financial assets	412	378
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Other net financial assets [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(32)	(31)
Impact of 10% weakening in exchange rates	£ 40	£ 38